Leases - Additional information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2021
Lessee Lease
Total consideration of land use rights	¥ 683,433
Operating lease term (in years)	50 years
Jiangsu CHJ | Changzhou Chehejin
Lessee Lease
Total consideration	¥ 567,118
Equity interest (as a percent)			100.00%
Total consideration in cash paid	537,009
Changzhou Chehejin
Lessee Lease
Business combination recognized identifiable assets acquired and liabilities assumed property plant and equipment		¥ 47,876
Chongqing Lixiang Automobile | Changzhou Chehejin
Lessee Lease
Amortization of land use rights	¥ 9,112